UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
				[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pin Oak Investment Advisors, Inc.
Address:	510 Bering
		Suite 100
		Houston, Texas  77057

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   January 19, 2006

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	53

Form 13F Information Table Value Total: $134,883

List of Other Included Managers:	None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hthwy          COM              084670991     2215     2500 SH       SOLE                     2500
Abbott Labs                    COM              002824100      770    19520 SH       SOLE                    19520
Alliance Cap Mgmt              COM              01855A101     1902    33672 SH       SOLE                    33672
Altria Group Inc               COM              718154107      256     3426 SH       SOLE                     3426
Amer Standard Co               COM              029712106     4458   111590 SH       SOLE                   111590
American Express               COM              025816109     4157    80773 SH       SOLE                    80773
American Intl Group            COM              026874107     2320    34009 SH       SOLE                    34009
Anheuser Busch                 COM              035229103     5469   127300 SH       SOLE                   127300
Applied Materials              COM              038222105      894    49850 SH       SOLE                    49850
BP PLC ADR                     COM              055622104     2985    46481 SH       SOLE                    46481
Bank of America                COM              060505104     4091    88649 SH       SOLE                    88649
Berkshire Hathaway             COM              084670207     4083     1391 SH       SOLE                     1391
Buckeye Ptnrs LP               COM              118230101     1049    24850 SH       SOLE                    24850
Calamos Asset Mgmt             COM              12811R104     7579   240975 SH       SOLE                   240975
Cendant Corp                   COM              151313103     2269   131550 SH       SOLE                   131550
ChevronTexaco                  COM              166764100     1152    20293 SH       SOLE                    20293
Cisco Systems Inc              COM              17275R102     1207    70521 SH       SOLE                    70521
Citigroup                      COM              172967101     3656    75340 SH       SOLE                    75340
Coca Cola                      COM              191216100      838    20793 SH       SOLE                    20793
Colgate-Palmolive              COM              194162103     1155    21050 SH       SOLE                    21050
Comcast A Spcl                 COM              20030N200     2321    90350 SH       SOLE                    90350
ConocoPhillips                 COM              20825C104     2742    47124 SH       SOLE                    47124
Dell Inc                       COM              247025109      606    20231 SH       SOLE                    20231
Exxon Mobil Corp               COM              30231G102     6032   107386 SH       SOLE                   107386
First Data Corp                COM              319963104     1436    33389 SH       SOLE                    33389
GATX Corporation               COM              361448103      810    22450 SH       SOLE                    22450
General Electric               COM              369604103     3342    95335 SH       SOLE                    95335
Harley Davidson Inc            COM              412822108      714    13867 SH       SOLE                    13867
Home Depot Inc                 COM              437076102     4300   106227 SH       SOLE                   106227
Intel                          COM              458140100     3604   144399 SH       SOLE                   144399
Iron Mountain Inc              COM              462846106     3477    82350 SH       SOLE                    82350
Johnson & Johnson              COM              478160104     4839    80523 SH       SOLE                    80523
Kinder Morgan Mgmt             COM              49455U100     1143    25137 SH       SOLE                    25137
Legg Mason Inc                 COM              524901105     3564    29775 SH       SOLE                    29775
Lyondell Chemical              COM              552078107     1770    74300 SH       SOLE                    74300
Magellan Prtnrs LP             COM              559080106      322    10000 SH       SOLE                    10000
Merck                          COM              589331107      560    17600 SH       SOLE                    17600
Microsoft Corp                 COM              594918104     1915    73230 SH       SOLE                    73230
Mohawk Industries              COM              608190104     3310    38050 SH       SOLE                    38050
Moodys Corp                    COM              615369105     5012    81610 SH       SOLE                    81610
Nova Chemicals                 COM              66977W109     1558    46650 SH       SOLE                    46650
Pepsico                        COM              713448108     4838    81883 SH       SOLE                    81883
Pfizer                         COM              717081103     2841   121827 SH       SOLE                   121827
Procter & Gamble Co            COM              742718109     4364    75404 SH       SOLE                    75404
Qualcomm Inc                   COM              747525103     1168    27119 SH       SOLE                    27119
Royal Dutch Shell ADR          COM              780259206     1752    28485 SH       SOLE                    28485
Sysco Corp                     COM              871829107      993    31970 SH       SOLE                    31970
T Rowe Price Grp               COM              74144T108     1044    14500 SH       SOLE                    14500
Tyco Intl Ltd New              COM              902124106      999    34600 SH       SOLE                    34600
Valero Energy                  COM              91913Y100     3313    64212 SH       SOLE                    64212
Walmart                        COM              931142103     5692   121626 SH       SOLE                   121626
Washington Mutual              COM              939322103     1120    25745 SH       SOLE                    25745
Weingarten Realty              COM              948741103      876    23181 SH       SOLE                    23181